Investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfInvestmentsLineItems [Line Items]
Dispositions		$ (1,426)
Impairment	$ (1,336)
Other comprehensive loss	(577)	(98)
Investment in marketable securities [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Beginning balance	3,435	2,767
Dispositions		(1,426)
Fair value through other comprehensive loss	(577)
Gain on disposition		718
Loss of associates
Impairment		(680)
Additions		2,154
Other comprehensive loss		(98)
Ending Balance	2,858	3,435
Investment in associate [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Beginning balance	3,426
Dispositions		1,894
Gain on disposition		0
Loss of associates	(106)	(106)
Impairment	(1,336)	0
Additions	530	1,638
Other comprehensive loss		0
Ending Balance	$ 2,460	$ 3,426